Summary of Significant Accounting Policies (Additional Information 2) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 segment	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Aggregate allowance for doubtful accounts	$ 900,000	$ 900,000	$ 500,000
Outstanding liabilities for the capital leases	9,042,000	2,538,000	2,491,000
Number of operating segments	1	1
Number of reportable segments	1	1
Restructuring costs			3,300,000
Decrease in valuation allowance		(500,000)
Uncertain tax positions		0	0	0
Interest and penalties related to income taxes		0	0	0
Federal [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes		15,800,000
State [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to State income taxes		10,100,000
Minimum [Member] | Federal [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes, expiration period		16 years
Minimum [Member] | State [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes, expiration period		11 years
Maximum [Member] | Federal [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes, expiration period		20 years
Maximum [Member] | State [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards related to Federal income taxes, expiration period		20 years
Rental Revenue [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue		5.00%
Qualitytech, LP [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding liabilities for the capital leases	$ 9,042,000	$ 2,538,000	$ 2,491,000
Number of subsidiaries taxed as taxable REIT	1
Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue		7.50%
Customer One [Member] | Rental Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue	8.40%
Customer One [Member] | Accounts Receivable [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total accounts receivable	10.00%
Customer Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue		5.70%
Other Customers [Member] | Rental Revenue [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue	5.00%
Five Customers [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total accounts receivable		10.00%
Five Customers [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue		5.00%
Five Customers [Member] | Accounts Receivable [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue		32.10%
Eight Customers [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total accounts receivable	58.00%
Eight Customers [Member] | Accounts Receivable [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total accounts receivable	5.00%